accounting policy developments	12 Months Ended
Dec. 31, 2017
accounting policy developments
accounting policy developments

2accounting policy developments

(a)Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

In January 2016, the International Accounting Standards Board released Amendments to IAS 7, Statement of Cash Flows as a part of its Disclosure Initiative. The amendments are required to be applied for years beginning on or after January 1, 2017; we applied them commencing with the year ended December 31, 2016, as set out in Note 31(b), and such application has had no material effect on our financial performance or disclosure.

Annual Improvements to IFRSs 2012-2014 Cycle are required to be applied for years beginning on or after January 1, 2016, and such application has had no effect on our financial performance or disclosure.

(b)Standards, interpretations and amendments to standards not yet effective and not yet applied

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IFRS 9, Financial Instruments, is required to be applied for years beginning on or after January 1, 2018, with retrospective application. The new standard includes a model for the classification and measurement of financial instruments, a single forward-looking “expected loss” impairment model and a reformed approach to hedge accounting. We will make an accounting policy choice relative to impairment, and we will be using the lifetime expected credit loss approach. Based upon current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the standard.

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IFRS 15, Revenue from Contracts with Customers, is required to be applied for years beginning on or after January 1, 2018, such date reflecting the one-year deferral approved by the International Accounting Standards Board on July 22, 2015; we are retrospectively applying the new standard effective January 1, 2018. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked on this joint project to clarify the principles for the recognition of revenue. The new standard was released in May 2014 and supersedes existing standards and interpretations, including IAS 18, Revenue. In April 2016, the International Accounting Standards Board issued Clarifications to IFRS 15, Revenue from Contracts with Customers, clarifying application of some of the more complex aspects of the standard.

The effects of the new standard and the materiality of those effects will vary by industry and entity. Like many other telecommunications companies, we are materially affected by its application, as set out in (c) following, primarily in respect of the timing of revenue recognition, the classification of revenues, and the capitalization of costs of obtaining a contract with a customer (as defined by the new standard).

Revenue — timing of recognition; classification

The timing of revenue recognition and the classification of revenues as either service revenues or equipment revenues will be affected, since the allocation of consideration in multiple element arrangements (solutions for our customers that may involve deliveries of multiple services and products that occur at different points in time and/or over different periods of time) will no longer be affected by the current limitation cap methodology.

The effects of the timing of revenue recognition and the classification of revenue are expected to be most pronounced in our wireless results. Although the measurement of the total revenue recognized over the life of a contract will be largely unaffected by the new standard, the prohibition of the use of the limitation cap methodology will accelerate the recognition of total contract revenue, relative to both the associated cash inflows from customers and our current practice (using the limitation cap methodology). The acceleration of the recognition of contract revenue relative to the associated cash inflows will also result in the recognition of an amount reflecting the resulting difference as a contract asset. Although the underlying transaction economics would not differ, during periods of sustained growth in the number of wireless subscriber connection additions, assuming comparable contract-lifetime per unit cash inflows, revenues would appear to be greater than under the current practice (using the limitation cap methodology). Wireline results arising from transactions that include the initial provision of subsidized equipment or promotional pricing plans will be similarly affected.

Costs of contract acquisition; costs of contract fulfilment — timing of recognition

Similarly, the measurement of the total costs of contract acquisition and contract fulfilment over the life of a contract will be unaffected by the new standard, but the timing of recognition will be. The new standard will result in our wireless and wireline costs of contract acquisition and contract fulfilment, to the extent that they are material, being capitalized and subsequently recognized as an expense over the life of a contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates. Although the underlying transaction economics would not differ, during periods of sustained growth in the number of customer connection additions, assuming comparable per unit costs of contract acquisition and contract fulfilment, absolute profitability measures would appear to be greater than under the current practice (immediately expensing such costs).

Implementation

With a view to enhancing the clarity, comparability and utility of our financial information post-implementation of the standard, we will apply the standard retrospectively, subject to permitted and elected practical expedients. We are using the following practical expedients provided for in, and transitioning to, the new standard:

•	No restatement for contracts that were completed as at January 1, 2017, or earlier.
•

No restatement for contracts that were modified prior to January 1, 2017. The aggregate effect of all such modifications will be reflected when identifying satisfied and unsatisfied performance obligations and the transaction prices to be allocated thereto and when determining the transaction prices.

•	No disclosure of the aggregate transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations for periods ending prior to January 1, 2018.

For purposes of applying the new standard on an ongoing basis, we are using the following practical expedients provided for in the new standard:

•

No adjustment of the contracted amount of consideration for the effects of financing components when, at the inception of the contract, we expect that the effect of the financing component is not significant at the individual contract level.

•	No deferral of contract acquisition costs when the amortization period for such costs would be one year or less.
•

When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, exclusion of amounts arising from contracts originally expected to have a duration of one year or less, as well as amounts arising from contracts in which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

For purposes of applying the new standard on an ongoing basis, we must also make incremental judgments in respect of the new standard:

•

In respect of revenue-generating transactions, we must make judgments about how to determine the transaction prices and how to allocate those amounts amongst the associated performance obligations. It is our judgment that, where applicable, it is most appropriate to use a contract’s minimum transaction price (the “minimum spend” amount required in a contract with a customer) as the contract’s transaction price as it best reflects the enforceable rights and obligations of the contract. The contract’s transaction price is allocated based upon the stand-alone selling prices of the contracted equipment and services included in the minimum transaction price.

•

We compensate third-party re-sellers and our employees for generating revenues, and we must exercise judgment as to whether such sales-based compensation amounts are costs incurred to obtain contracts with customers that should be capitalized. We believe that compensation amounts tangentially attributable to obtaining a contract with a customer, because the amount of such compensation could be affected in ways other than by simply obtaining the contract, should be expensed as incurred; compensation amounts directly attributable to obtaining a contract with a customer should be capitalized and subsequently amortized on a systematic basis, consistent with the satisfaction of our associated performance obligations.

Judgment must also be exercised in the capitalization of costs incurred to fulfill revenue-generating contracts with customers. Such fulfilment costs are those incurred to set up, activate or otherwise implement services involving access to, or usage of, our telecommunications infrastructure that would not otherwise be capitalized as property, plant and equipment and intangible assets.

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In January 2016, the International Accounting Standards Board released IFRS 16, Leases, which is required to be applied for years beginning on or after January 1, 2019, and which supersedes IAS 17, Leases. We are currently assessing the impacts and transition provisions of the new standard; however, we are currently considering applying the new standard retrospectively, effective January 1, 2019. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked together to modify the accounting for leases, generally by eliminating lessees’ classification of leases as either operating leases or finance leases and, for IFRS-IASB, introducing a single lessee accounting model.

The most significant effect of the new standard will be the lessee’s recognition of the initial present value of unavoidable future lease payments as lease assets and lease liabilities on the statement of financial position, including those for most leases that would currently be accounted for as operating leases. Both leases with durations of 12 months or less and leases for low-value assets may be exempted.

The measurement of the total lease expense over the term of a lease will be unaffected by the new standard. However, the new standard will result in the timing of lease expense recognition being accelerated for leases which would currently be accounted for as operating leases; the International Accounting Standards Board expects that this effect may be muted by a lessee having a portfolio of leases with varying maturities and lengths of term, and we expect that we will be similarly affected. The presentation on the statement of income and other comprehensive income required by the new standard will result in most non-executory lease expenses being presented as amortization of lease assets and financing costs arising from lease liabilities, rather than as a part of goods and services purchased; reported operating income would thus be higher under the new standard.

Relative to the results of applying the current standard, although actual cash flows will be unaffected, the lessee’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities. This is the result of the payments of the “principal” component of leases that would currently be accounted for as operating leases being presented as a cash flow use within financing activities under the new standard.

Implementation

As a transitional practical expedient permitted by the new standard, we do not expect to reassess whether contracts are, or contain, leases as at January 1, 2019, using the criteria of the new standard; as at January 1, 2019, only contracts that were previously identified as leases applying IAS 17, Leases and IFRIC 4, Determining whether an Arrangement contains a Lease, will be a part of the transition to the new standard. Only contracts entered into (or changed) after January 1, 2019, will be assessed for being, or containing, leases applying the criteria of the new standard.

(c)Impacts of application of IFRS 15, Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers, will affect the fiscal 2017 comparative amounts to be reported in our fiscal 2018 Consolidated statements of income and other comprehensive income as follows:

Year ended December 31, 2017 (billions except per share amounts)	As currently reported	IFRS 15 effects	Pro forma
OPERATING REVENUES
Service	$12.5	$(1.2)	$11.3
Equipment	0.7	1.3	2.0

Revenues arising from contracts with customers	13.2	0.1	13.3
Other operating income	0.1	—	0.1

	13.3	0.1	13.4

OPERATING EXPENSES
Goods and services purchased	5.9	*	5.9
Employee benefits expense	2.6	*	2.6
Depreciation	1.6	—	1.6
Amortization of intangible assets	0.6	—	0.6

	10.7	*	10.7

OPERATING INCOME	2.6	0.1	2.7
Financing costs	0.6	—	0.6

INCOME BEFORE INCOME TAXES	2.0	0.1	2.1
Income taxes	0.5	*	0.5

NET INCOME	1.5	0.1	1.6
OTHER COMPREHENSIVE INCOME	(0.2)	—	(0.2)

COMPREHENSIVE INCOME	$1.3	$0.1	$1.4

NET INCOME ATTRIBUTABLE TO:
Common Shares	$1.5	$0.1	$1.6
Non-controlling interests	*	—	*

	$1.5	$0.1	$1.6

COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	$1.3	$0.1	$1.4
Non-controlling interests	*	—	*

	$1.3	$0.1	$1.4

NET INCOME PER COMMON SHARE
Basic	$2.46	$0.15	$2.61
Diluted	$2.46	$0.15	$2.61

*Amounts less than $0.1 billion.

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effects (increase (decrease) in billions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
Year ended December 31, 2017					Total
Operating revenues
Service		$(1.2)		$—		$(1.2)
Equipment		$1.3		$—		$1.3
Goods and services purchased	$	*	$	*	$	*
Employee benefits expense		$—	$	*	$	*
Income taxes	$	*	$	*	$	*
Net income attributable to:
Common Shares		$0.1	$	*		$0.1
Net income per Common Share
Basic		$0.11		$0.04		$0.15
Diluted		$0.11		$0.04		$0.15

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

This has the effect of reducing the costs recognized in the period arising from contracts with customers entered into during the period, offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

For a contract with a customer, this has the effect of allocating more of the consideration to equipment revenue, which is recognized at the inception of the contract, and less to future service revenue.

*Amounts less than $0.1 billion.

IFRS 15, Revenue from Contracts with Customers, will affect the fiscal 2017 comparative amounts to be reported in our fiscal 2018 Consolidated statements of financial position as follows:

	December 31, 2017			January 1, 2017
As at (billions)	As currently reported	IFRS 15 effects	Pro forma	Excluding effects of IFRS 15	IFRS 15 effects	Pro forma
ASSETS
Current assets
Cash and temporary investments, net	$0.5	$—	$0.5	$0.4	$—	$0.4
Accounts receivable	1.6	*	1.6	1.5	*	1.5
Income and other taxes receivable	0.1	—	0.1	—	—	—
Inventories	0.4	*	0.4	0.3	*	0.3
Contract assets **	—	0.8	0.8	—	0.7	0.7
Prepaid expenses	0.3	0.2	0.5	0.2	0.2	0.4

	2.9	1.0	3.9	2.4	0.9	3.3

Non-current assets
Property, plant and equipment, net	11.4	—	11.4	10.5	—	10.5
Intangible assets, net	10.6	—	10.6	10.4	—	10.4
Goodwill, net	4.2	—	4.2	3.8	—	3.8
Contract assets **	—	0.4	0.4	—	0.3	0.3
Other long-term assets	0.4	0.1	0.5	0.6	0.1	0.7

	26.6	0.5	27.1	25.3	0.4	25.7

	$29.5	$1.5	$31.0	$27.7	$1.3	$29.0

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$0.1	$—	$0.1	$0.1	$—	$0.1
Accounts payable, accrued liabilities and other	2.4	—	2.4	2.4	—	2.4
Dividends payable	0.3	—	0.3	0.3	—	0.3
Advance billings and customer deposits	0.8	(0.1)	0.7	0.8	(0.2)	0.6
Provisions	0.1	—	0.1	0.1	—	0.1
Current maturities of long-term debt	1.4	—	1.4	1.3	—	1.3

	5.1	(0.1)	5.0	5.0	(0.2)	4.8

Non-current liabilities
Provisions	0.5	—	0.5	0.4	—	0.4
Long-term debt	12.3	—	12.3	11.6	—	11.6
Other long-term liabilities	0.8	—	0.8	0.7	—	0.7
Deferred income taxes	2.5	0.4	2.9	2.1	0.4	2.5

	16.1	0.4	16.5	14.8	0.4	15.2

Liabilities	21.2	0.3	21.5	19.8	0.2	20.0
Owners’ equity	8.3	1.2	9.5	7.9	1.1	9.0

	$29.5	$1.5	$31.0	$27.7	$1.3	$29.0

*Amounts less than $0.1 billion.

**Will be measured at and classified as amortized cost upon application of IFRS 9, Financial Instruments, as discussed further in (a).

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effects (increase (decrease) in billions)
	Allocation of transaction price (affecting timing of revenue recognition)
					Costs incurred to obtain or fulfill a contract with a customer
							Total
As at	Dec. 31, 2017		Jan. 1, 2017		Dec. 31, 2017	Jan. 1, 2017	Dec. 31, 2017		Jan. 1, 2017
Current assets
Accounts receivable	$	*	$	*	$—	$—	$	*	$	*
Inventories	$	*	$	*	$—	$—	$	*	$	*
Contract assets, net		$0.8		$0.7	$—	$—		$0.8		$0.7
Prepaid expenses and other		$—		$—	$0.2	$0.2		$0.2		$0.2
Non-current assets
Contract assets, net		$0.4		$0.3	$—	$—		$0.4		$0.3
Other long-term assets		$—		$—	$0.1	$0.1		$0.1		$0.1
Advance billings and customer deposits		$(0.1)		$(0.2)	$—	$—		$(0.1)		$(0.2)
Deferred income taxes		$0.3		$0.3	$0.1	$0.1		$0.4		$0.4
Common equity
Retained earnings		$1.0		$0.9	$0.2	$0.2		$1.2		$1.1

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

Increases in the amount of costs capitalized in the period arising from contracts with customers entered into during the period are offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

The difference between the revenue recognized currently and the amount currently collected/collectible is recognized on the statement of financial position as a contract asset.

The contract asset recorded at January 1, 2017, represents revenues that will not have been reflected at any time in our periodic results of operations, but, absent the transition to the new standard, would have been; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

*Amounts less than $0.1 billion.

IFRS 15, Revenue from Contracts with Customers, will affect the fiscal 2017 comparative amounts to be reported in our fiscal 2018 Consolidated statement of cash flows as follows:

Year ended December 31, 2017 (billions)	As currently reported	IFRS 15 effects	Pro forma
OPERATING ACTIVITIES
Net income	$1.5	$0.1	$1.6
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2.2	—	2.2
Deferred income taxes	0.4	*	0.4
Net employee defined benefit plans expense	0.1	—	0.1
Employer contributions to employee defined benefit plans	(0.1)	—	(0.1)
Other	(0.1)	*	(0.1)
Net change in non-cash operating working capital	(0.1)	(0.1)	(0.2)

Cash provided by operating activities	$3.9	$—	$3.9

*Amounts less than $0.1 billion.